Provisions	6 Months Ended
Dec. 31, 2024
Provisions
Provisions

27Provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2023	876	12,063	12,939
Charged/(credited) to profit or loss:
Reassessment of provisions	79	(1,955)	(1,876)
At 31 December 2023	955	10,108	11,063
Credited to profit or loss:
Reassessment of provisions	(495)	(2,773)	(3,268)
At 30 June 2024	460	7,335	7,795
Charged to profit or loss:
Reassessment of provisions	47	128	175
At 31 December 2024	507	7,463	7,970
Less: non-current portion
Provisions	—	—	—
Current provisions	507	7,463	7,970

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 2 and 9 years.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.